Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000018428 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000018428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000018428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000018428 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000018428 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000018428 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000018428 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000018428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000018428 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018428 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000018428 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000018430 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018430 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000018430 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000018430 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000018430 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000018430 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000018430 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000018430 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000018430 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000018430 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018430 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000018430 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000054699 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054699 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000054699 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000054699 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000054699 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000054699 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000054699 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000054699 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000054699 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000054699 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000054699 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000054699 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000184551 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184551 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000184551 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000184551 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000184551 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000184551 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000184551 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000184551 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000184551 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000184551 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000184551 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000184551 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000018432 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018432 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000018432 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000018432 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000018432 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000018432 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000018432 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000018432 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000018432 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000018432 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018432 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000018432 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000018431 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018431 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000018431 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000018431 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000018431 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000018431 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000018431 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000018431 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000018431 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000018431 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000018431 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000018431 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000054700 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054700 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000054700 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000054700 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000054700 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000054700 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000054700 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000054700 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000054700 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000054700 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000054700 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000054700 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000054701 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054701 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000054701 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000054701 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000054701 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000054701 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000054701 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000054701 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000054701 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000054701 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000054701 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000054701 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000155435 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155435 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000155435 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000155435 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000155435 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000155435 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000155435 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000155435 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000155435 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000155435 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155435 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000155435 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000155436 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155436 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000155436 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000155436 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000155436 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000155436 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000155436 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000155436 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000155436 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000155436 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155436 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000155436 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%
C000155437 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155437 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000155437 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.22%
C000155437 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.24%
C000155437 | Energy
Holdings [Line Items]
Percent of Total Investments	8.72%
C000155437 | Financials
Holdings [Line Items]
Percent of Total Investments	23.02%
C000155437 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.72%
C000155437 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.29%
C000155437 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.33%
C000155437 | Materials
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155437 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.16%
C000155437 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.64%